Private Placement (Details) - USD ($)						2 Months Ended	3 Months Ended			12 Months Ended
	Sep. 29, 2024	Mar. 31, 2024	Dec. 26, 2023	Sep. 29, 2023	Sep. 28, 2023	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 25, 2023
Private Placement (Details) [Line Items]
Shares purchased (in Shares)					3,168,121
Repayment amount				$ 32,900,000	$ 32,900,000					$ 32,900,000
Number of additional shares (in Shares)								767,990
Anniversary of closing period					1 year
Minimum escrow releasement					$ 0			$ 0		$ 0
Approaches or exceeds, threshold trigger (in Dollars per share)								$ 10.44		$ 10.44
Decreases below, threshold trigger (in Dollars per share)								10.44		10.44
Change in share price (in Dollars per share)								$ 2		$ 2
Shortfall, consideration received on transaction										$ 100,000
Repayment amount										32,900,000
Loss on amendment of forward purchase contracts				24,500,000						(24,475,000)
Forward purchase derivative liability								$ 20,200,000		20,200,000
Bonus stock				$ 4,300,000				$ 4,300,000		$ 4,300,000
Anniversary term				1 year				1 year		1 year
Sale of stock, common stock purchase agreement, prepayment shortfall increase available						$ 1,100,000
Loss on amendment of forward purchase contracts							$ (396,000)			$ (442,000)
Change in fair value in connection with the amendment of forward purchase contracts			$ 14,200,000							14,200,000
Forward purchase derivative liabilities		$ 10,085,000		$ 20,200,000			10,085,000	$ 15,804,000		$ 15,804,000
FPA Investor [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)					3,168,121					139,793
Repayment amount					$ 32,900,000
Anniversary of closing period								1 year		1 year
Forecast [Member]
Private Placement (Details) [Line Items]
Approaches or exceeds, threshold trigger (in Dollars per share)	$ 10.44
Decreases below, threshold trigger (in Dollars per share)	10.44
Change in share price (in Dollars per share)	$ 2
Shortfall, consideration received on transaction	$ 100,000
Private Placement Agreements [Member]
Private Placement (Details) [Line Items]
Anniversary of closing period								1 year		1 year
Anniversary term								1 year		1 year
Number of additional shares available (in Shares)										1,167,990
Bonus Shares [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)										514,889
Bonus Shares [Member] | Forecast [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)	514,889
Forward Purchase Agreement [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)										1,768,121
Repayment amount			$ 500,000
Approaches or exceeds, threshold trigger (in Dollars per share)								$ 10.44		$ 10.44
Number of shares re-designated (in Shares)			200,000
Discount of VWAP measurement								10.00%		10.00%
Derivative liability, additional share issuance of VWAP								0.90		0.90
VWAP trading days								20		20
Sale of stock, common stock purchase agreement, prepayment shortfall increase available										$ 500,000
Pre-existing prepayment shortfall								$ 100,000		100,000
Loss on amendment of forward purchase contracts										442,000
Reduction of subscription receivable										$ 15,100,000
Number of additional shares available (in Shares)										200,000
FPA Shares [Member]
Private Placement (Details) [Line Items]
Repayment amount					$ 32,900,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Anniversary of closing period					1 year
December 2023 FPA Amendment [Member]
Private Placement (Details) [Line Items]
Repayment amount			$ 500,000
Approaches or exceeds, threshold trigger (in Dollars per share)			$ 10.44
Number of shares re-designated (in Shares)			200,000
Discount of VWAP measurement			10.00%
Derivative liability, additional share issuance of VWAP			0.90
VWAP trading days			20
Sale of stock, common stock purchase agreement, prepayment shortfall increase available			$ 500,000
Pre-existing prepayment shortfall												$ 100,000
Loss on amendment of forward purchase contracts			400,000				442,000
Reduction of subscription receivable			$ 15,100,000				15,123,000
Number of additional shares available (in Shares)			200,000
2024 FPA Amendments [Member]
Private Placement (Details) [Line Items]
Repayment amount						$ 1,000,000
Decreases below, threshold trigger (in Dollars per share)						$ 10.44
Discount of VWAP measurement						10.00%
Sale of stock, common stock purchase agreement, prepayment shortfall increase available						$ 1,100,000
Pre-existing prepayment shortfall						$ 700,000
Loss on amendment of forward purchase contracts			$ 400,000				396,000
Reduction of subscription receivable			$ 2,800,000				2,764,000
Number of additional shares available (in Shares)			200,000			200,000
Change in fair value in connection with the amendment of forward purchase contracts			$ 1,400,000				$ (1,418,000)
2024 FPA Amendments [Member] | FPA Investor [Member]
Private Placement (Details) [Line Items]
Shares purchased (in Shares)		1,768,121